Note 10 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
Option numbers are in (000’s)
		Year ended December 31, 2017
	Options	Weighted average exercise price

Outstanding, beginning of year	2,005	$4.31
Granted	826	1.19
Expired	(323)	4.58
Forfeited	(164)	3.35
Outstanding, end of the year	2,344	3.46
Option numbers are in (000’s)
		Year ended December 31, 2016		Year ended December 31, 2015
	Options	Weighted average exercise price as recast (note 3(b))	Options	Weighted average exercise price as recast (note 3(b))

Outstanding, beginning of year	1,689	4.54	1,374	$5.13
Granted	382	2.94	478	5.67
Exercised	-	-	(143)	3.57
Forfeited	(66)	5.62	(20)	7.56
Outstanding, end of year	2,005	4.31	1,689	$4.54

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
Option numbers are in (000’s)
		Options outstanding		Options exercisable
Range of exercise prices	Options	Weighted average remaining contractual life (years)	Weighted average exercise price	Options	Weighted average exercise price

$1.03-$1.15	241	9.4	1.05	-	$-
$1.16-$1.86	527	9.2	1.26	7	1.70
$1.87-$4.37	444	7.8	3.11	263	3.30
$4.38-$5.08	614	6.4	4.61	614	4.60
$5.09-$34.37	518	6.9	5.79	409	5.90
	2,344	7.7	3.46	1,293	4.70

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015

Risk-free interest rate	1.32%	0.68%	1.17%
Expected dividend yield	-	-	-
Expected volatility	98%	110%	106%
Expected life of options (years)	5	5	5
Grant date fair value (2016 and 2015 values have been recast to US dollars -note 3(b))	$0.87	$2.30	$4.36

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number	Weighted average grant date fair value
Outstanding, beginning of year	-	$-
Granted	150	1.14
Redeemed	(150)	1.14
Outstanding, end of year	-	$-